Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accounts payable-third parties	$ 13,430	$ 17,095
Accounts payable-related parties		20
Accounts Payable	19,308	24,365
Non-controlling shareholders of subsidiaries
Accounts payable-third parties	5,878	7,250
Accounts Payable	$ 5,878	$ 7,250